CASH EQUIVALENTS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash Equivalents	$ 27,084,576	$ 21,634,841
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	0.35%